SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 26. SUBSEQUENT EVENTS

These consolidated financial statements were approved by management and available for issuance on October 30, 2024, and the Company has evaluated subsequent events through this date.

On February 26, 2024, the Company granted 12,900,000 restricted Class B Ordinary Shares to its management as compensation cost for awards. The fair value of the Class B restricted shares was $2,130,000 based on the fair value of share price $0.17 at February 26, 2024. These restricted shares vested immediately on the grant date. On August 1, 2024, all granted shares under this plan were issued and outstanding.

On August 28, 2024, the Company proactively redeemed a term deposit of $12.0 million at Standard Chartered Bank ahead of schedule. The original term of the deposit was from April 22, 2024, to October 22, 2024, yielded an interest income of $178,167.

On September 27, 2024, Recon-SD signed a supplemental agreement of ¥10.0 million ($1.4 million) for the purchase of equipment for the construction of capacity for the plastics recycling business.